Label	Element	Value
MFS® Blended Research® Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2016.

MFS ® Blended Research ® Small Cap Equity Fund

Effective immediately, the ticker symbol chart on the cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	BRSDX
Class B	BRSBX
Class C	BRSHX
Class I	BRSJX
Class 529A*	BRSNX
Class 529B*	BRSQX
Class 529C*	BRSWX
Class R1	BRSPX
Class R2	BRSSX
Class R3	BRSTX
Class R4	BRSUX
Class R5	BRSYX

* Expected to be offered on July 14,

    2016.

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Blended Research® Small Cap Equity Fund
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the fifth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 3% compared to the Index.  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.

Risk [Heading]	rr_RiskHeading	Effective immediately, the fourth paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment Strategy Risk:  The fund's strategy to target a predicted tracking error of approximately 3% compared to the Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.